DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION [Abstract]
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

1.

DESCRIPTION OF THE BUSINESS, BASIS OF PRESENTATION

Description of the Business

Ecosphere Technologies, Inc. ("Ecosphere", "ETI" or the "Company"), is a water engineering, technology licensing and innovative U.S. manufacturing company that develops environmental water treatment solutions for industrial markets throughout the world.  The Company is a leader in emerging advanced oxidation processes and has an extensive portfolio of intellectual property that includes five approved United States patents and more than thirteen patents pending for the Ecosphere Ozonix® process.  The patented Ecosphere Ozonix® process is a revolutionary advanced oxidation process that is currently being used by customers to reduce costs, increase treatment efficiencies and eliminate harmful chemicals from wastewater treatment operations around the United States.  Ozonix® can be used to replace chemicals in a wide variety of industries and applications, including but not limited to agriculture, energy, food and beverage, industrial, mining, marine, and municipal wastewater treatment.

In 2007, Ecosphere formed Ecosphere Energy Services, LLC ("EES"), now Fidelity National Environmental Solutions, LLC ("FNES"), to deploy its patented Ozonix® water treatment technology across the global energy market. Ecosphere and FNES have received numerous awards and accolades for its patented and proven Ozonix® water treatment solutions for the energy sector, including:

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2013 Oil and Gas Awards-Water Management Company of the Year Award, Midcontinent Region;

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2013 Bloomberg New Energy Finance - New Energy Pioneer Award;

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2013 IHS CERAWeek - Energy Innovation Pioneer Award;

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2013 American Technology Awards "Clean Tech/Green Tech" Winner;

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2013 World Technology Awards Corporate "Environment" Category Winner;

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2012 Frost & Sullivan North American Product Leadership Award in Disinfection Equipment for Shale Oil and Gas Wastewater Treatment; and

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2010, 2011, 2012 Artemis "Top 50 Water Technologies" Winner.

Since 2009, Ecosphere's patented Ozonix® technology has enabled oil and gas customers to treat, recycle and reuse over 3 billion gallons of water on more than 800 oil and natural gas wells, protecting $4 billion worth of well assets, and generating over $65 million in revenue; substantially increasing Ecosphere's revenue over four years to more than $31 million in 2012.

The Company plans to further leverage its Ozonix® technology via widespread partnering and licensing to achieve substantial technology deployment and the corresponding revenue and profit growth.  In addition to FNES, formerly EES, Ecosphere plans to replicate the success of its "subsidiary strategy" by granting global field-of-use licenses to numerous industry-specific Ecosphere subsidiaries.  The Company has formed six subsidiaries which includes; Ecosphere Agriculture, LLC, Ecosphere Food & Beverage, LLC, Ecosphere Industrial, LLC, Ecosphere Marine, LLC, Ecosphere Mining, LLC and Ecosphere Municipal, LLC. The Company's strategy is to replicate its experience with FNES by recruiting outside investors in its subsidiaries and then exploiting the sublicenses in each industry specific field-of-use.

On May 24, 2013, ETI sold 12% of Ecosphere Energy Services, LLC ("EES"), now Fidelity National Environmental Solutions, LLC ("FNES") to Fidelity National Financial, Inc. (NYSE:FNF) ("FNF"), a Fortune 500 company and an existing FNES member, for $6 million under a Unit Purchase Agreement (the "Agreement"). In consideration for facilitating the transaction, ETI transferred an additional 1.5% interest of FNES to an existing FNES member. Additionally, for a 90-day period, FNF had the option to purchase an additional 8% of FNES from ETI for $4 million. The option was exercised in July 2013. In connection with the July 2013 transaction, ETI transferred an additional 0.5% interest of FNES and paid $250,000 in cash to the same existing FNES member as discussed above and granted to FNF, an option to acquire an additional 12% interest in FNES for $6 million by December 31, 2013.  As a result, on September 30, 2013 ETI and FNF owned approximately 31% and 39% of FNES, respectively.

Accordingly, during the three months ended September 30, 2013, Ecosphere retained Navigant Consulting, Inc. (NYSE:NCI), a leading company in the field of intellectual property valuation, to perform an analysis for value of our patented Ozonix® technology portfolio.  Navigant delivered the valuation in November 2013, which includes all of the potential industries and applications where Ozonix® can be used and licensed, including the global energy field-of-use, of which the Company owns approximately 31% interest in FNES.  While this valuation is subject to a number of assumptions, the Company believes it illustrates the hidden value that is not recognized on our Balance Sheet or by the investment community.

In the past five months, Ecosphere has received $10 million from FNF for the sale of the Company's 20% interest in FNES. Ecosphere's management team estimates that this sale represents approximately 2% of the estimated value of the Company's global Ozonix® intellectual property portfolio.  Additionally, FNF has an option to purchase another 12% interest for $6 million representing approximately 1% of the Company's global Ozonix® intellectual property portfolio in Q4 2013.

The Company has formed six subsidiaries which it expects will obtain exclusive sublicenses for global, industry-specific fields-of-use to its patented Ozonix® technology.  The Company has hired investment banker Ladenburg Thalmann to assist it with obtaining equity financing for these subsidiaries, but initially will focus on Ecosphere Mining, LLC and Ecosphere Municipal, LLC.

Effective May 24, 2013, ETI recognized a gain on deconsolidation of approximately $29.5 million and began accounting for its investment in FNES using the equity method of accounting. (See Notes 3 and 4)

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America ("U.S.") as promulgated by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") and with the rules and regulations of the U.S Securities and Exchange Commission ("SEC") for interim financial information. The unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which, in the opinion of management, are considered necessary for a fair presentation of the results for the periods shown. The results of operations for the periods presented are not necessarily indicative of the results expected for the full fiscal year or for any future period. The information included in these unaudited condensed consolidated financial statements should be read in conjunction with Management's Discussion and Analysis and Results of Operations contained in this report and the audited consolidated financial statements and accompanying notes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012.

On June 5, 2013, the Company issued a 5% stock dividend (the "dividend") to its common stockholders.  All common stockholders that owned the Company's common stock as of the close of trading on June 14, 2013, were entitled to receive the dividend.  Each qualifying stockholder received 5 shares for each 100 shares owned. Share and per share information for all periods presented have been retroactively adjusted to reflect the 5% stock dividend.

Liquidity

The Company plans to continue monetizing its intellectual property, and has identified a number of liquidity sources as described below:

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In July 2013, the Company sold an additional 8% interest in FNES for cash consideration of $4 million and granted the purchaser an option to acquire an additional 12% interest in FNES for $6 million by the end of 2013.

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In July 2013, the Company sold one of two completed and tested Ozonix® EF80 units in inventory to FNES for a deposit of $500,000, monthly installments of approximately $52,778 through July 2016, and upon the sale of the Ozonix® EF80 to a third party by FNES, a portion of the profit from such sale and acceleration of the monthly installments.

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The Company still has one completed and tested Ozonix® EF80 unit in inventory which can be used across a wide variety of water treatment industries and applications including, but not limited to agriculture, energy, food and beverage, industrial, mining, marine, and municipal wastewater treatment. If the Company chooses to sell this unit, the sale of this unit will provide additional liquidity.

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The Company plans to further leverage its Ozonix® technology via widespread partnering and licensing to achieve substantial technology deployment and the corresponding revenue and profit growth.  In addition to FNES, formerly EES, Ecosphere plans to replicate the success of its "subsidiary strategy" by granting global field-of-use licenses to numerous industry-specific Ecosphere subsidiaries.  These subsidiaries are Ecosphere Agriculture, LLC, Ecosphere Food & Beverage, LLC, Ecosphere Industrial, LLC, Ecosphere Marine, LLC, Ecosphere Mining, LLC and Ecosphere Municipal, LLC.

Management believes that the above sources of liquidity will provide the Company with sufficient capital to continue to execute its business plan of leveraging its Ozonix® technology via widespread partnering and licensing to achieve substantial technology deployment and the corresponding revenue and profit growth.

1.

DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

Description of the Business

Ecosphere Technologies, Inc. ("Ecosphere", "ETI" or the "Company"), is a water engineering, technology licensing and innovative manufacturing company that develops environmental water treatment solutions for industrial markets throughout the world. The Company is a leader in emerging advanced oxidation processes and has an extensive portfolio of intellectual property that includes five United States ("U.S.") patents for the Ecosphere Ozonix® process. The patented Ecosphere Ozonix® process is a revolutionary advanced oxidation process (AOP) that is currently being used by global energy exploration companies to reduce costs, increase treatment efficiencies and eliminate liquid chemicals from wastewater treatment operations around the United States.

Material Contract with Hydrozonix

In March 2011, the Company entered into an Exclusive Product Purchase and Sub-License Agreement (the "Agreement") with Hydrozonix, LLC (a strategic alliance among the principals of Phillips and Jordan, Inc., Siboney Contracting Company, and a private family trust) ("Hydrozonix") for a limited field-of-use license to deploy its patented Ecosphere Ozonix® technology in the U.S. onshore oil and gas exploration industry to treat and recycle waters used to hydraulically fracture oil and natural gas wells. As part of the Agreement, Hydrozonix advances the direct costs and the manufacturing overhead for each Ozonix® EF80 product ordered. Additionally, Hydrozonix pays a manufacturing fee and a sub-licensing fee for each Ozonix® unit that it purchases. In addition, Hydrozonix will pay a royalty fee equal to 20% of their EBIT although such royalties are not assured. Ecosphere receives profit distributions from Ecosphere Energy Services, LLC ("EES"), its majority-owned subsidiary, relating to its ownership percentage of EES as profits accumulate in EES. Hydrozonix must continue to purchase a minimum of eight Ozonix® EF80 systems per year for the 20 year life of the Ozonix® patents to retain their exclusivity. If Hydrozonix fails to meet minimum purchase requirements they will lose their exclusivity in the U.S. onshore oil and natural gas market. Ecosphere delivered to Hydrozonix the first four Ozonix® EF80 units in 2011 and two additional Ozonix® EF80 units per quarter in 2012 for a total of four and eight units delivered in 2011 and 2012, respectively.  In 2013, the Company commenced manufacturing two more units, units 13 and 14, for sale to Hydrozonix.  The Company has entered into an agreement with Hydrozonix under which Hydrozonix placed a purchase order for the Units on February 7, 2013 which is contingent upon Hydrozonix obtaining financing by March 31, 2013.  In the event that Hydrozonix is unable to obtain financing by March 31, 2013, Hydrozonix will have the right to cure the failure to obtain financing by April 15, 2013 by paying the full price of units 13 and 14 and placing a non-contingent purchase order (and making the required down payment) for two additional units, units 15 and 16.  If Hydrozonix is unable to meet the terms of this agreement, Hydrozonix will lose its preferential rights under the Exclusive Agreement including its exclusivity.   The Ozonix® EF80 product employs the same patented Ozonix® technology as the Ozonix® units that have successfully processed water for onshore oil and gas exploration companies over the past three years on over 700 oil and natural gas wells. The Ozonix® EF80 units are capable of processing 80 barrels of water per minute or approximately 3,360 gallons per minute (4,838,400 gallons per day).

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles ("GAAP") in the U.S. as promulgated by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") and with the rules and regulations of the U.S Securities and Exchange Commission ("SEC") for financial information.

The Company has two operating segments that (i) engage in similar operating activities, (ii) have similar economic characteristics and, (iii) can be expected to have essentially the same future prospects.  As such, based on guidance provided by the FASB ASC Topic 280 Segment Reporting, the Company has aggregated its operating segments into one reportable segment thus negating the need for the disclosure of segment data.

Going Concern and Liquidity

The Company's consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business.  During the year ended December 31, 2012, 76% of the Company's revenue was generated pursuant to its agreement with Hydrozonix, which requires Hydrozonix to purchase, and fund the manufacture of a minimum number of units each quarter.  During the first quarter of 2013, Hydrozonix failed to place a binding order for the minimum number of units and fund the build-out of the units as required by the agreement.  In February 2013, the Company granted Hydrozonix an extension of time, until April 15, 2013, to place non-binding purchase orders and provide funding for the build out of the units.  As a result of these delays, the Company's working capital has declined significantly.  Anticipated cash flows from existing sources other than Hydrozonix will not be sufficient to sustain operations through 2013.  These uncertainties create substantial doubt about the Company's ability to continue as a going concern.

Management believes that the following actions will allow the Company to continue operations beyond 2013 and into the foreseeable future:

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Management expects that Hydrozonix will issue binding purchase orders no later than April 15, 2013, provide funding for current work-in-process and two additional Ozonix® EF80 units, and continue with its relationship with the Company, which will provide sufficient cash from operations to maintain operations for at least the next twelve months.

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In February 2013, the Company has issued convertible notes totaling $3.4 million, of which approximately $2.7 million is held in escrow pending the achievement of milestones described in related investor agreements.

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Executive management has shown a willingness to defer compensation in the past and could be asked to again defer compensation until liquidity improves.

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Management could issue additional debt or equity securities, or explore the sale of additional interests in its majority owned subsidiary.

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The Company has begun pilot programs with partners in the precious metal and energy related mining industries and expects that profitable operations will result from these partnerships.

The Company's technology has been successfully utilized on over 700 wells.  Management believes that the value of its technology has been sufficiently demonstrated to market participants to allow the Company to more accurately communicate the value of its technologies to potential strategic partnerships and alliances.  Management believes that, based the success of its technologies to date, the  fair market value of the rights to the global energy market segments granted to its majority owned subsidiary, EES, significantly exceeds the market capitalization of the Company based on the publicly quoted market prices for its common stock.  The Company believes that the realization of this excess fair market value will allow it to obtain additional equity or debt financing, on favorable terms, to fund its increasing penetration of the global energy markets and development of other segments, such as mining and waste water treatment.

The Company's exclusive arrangement with Hydrozonix has provided significant cash flows from operations, allowing EES to pay dividends in excess of $6.7 million in 2012.  Management believes that EES will continue to generate significant positive cash from operations from the U.S. oil and gas market segment, either through the continued execution of the exclusive arrangement with Hydrozonix, or through aggressive marketing efforts focused on the U.S. oil and gas market segment should Hydrozonix forfeit its exclusive rights. Because of the exclusivity Hydrozonix currently enjoys, EES has been limited in the permitted activities it can undertake related to the U.S. oil and gas market segment.  Management has been developing a marketing plan for the U.S. oil and gas market segment, which it will begin implementing immediately proceeding the lapse of Hydrozonix's exclusivity, which will occur on April 15, 2013 unless Hydrozonix pays the Company approximately $5.6 million for Units 13 and 14, provides a binding purchase order for Units 15 and 16, and provides required escrow financing for the build out of Units 15 and 16.

The Company, through its majority-owned subsidiary, EES, has entered into discussions with potential partners and strategic alliances in the Middle East, Canada and with various offshore exploration entities.  Management believes that the successful execution of any of these alliances will provide additional sources of cash flows from operations.  The Company is also in discussions with these potential partners regarding the utilization of the Ecosphere technologies for solutions outside of oil and gas exploration.

There can be no assurance that any of the above anticipated events will occur and that the Company will be able to continue as going concern.  Theses consolidated financial statements have not been adjusted to reflect this uncertainty.